NATURE OF OPERATlONS AND GOlNG CONCERN (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of activities of subsidiaries

A summary of the Company’s subsidiaries included in these condensed interim financial statements as at March 31, 2026 is as follows:

Name of subsidiaries	Country of incorporation	Percentage ownership	Functional currency	Principal activity
Innovation Nutaq Inc.	Canada	100%	CAD	Wireless solutions
NuRAN Wireless (Africa) Holding	Mauritius	100%	USD	Holding company
NuRAN Wireless DRC SA	DRC	100%	USD	Wireless solutions
NuRAN Wireless Cameroon Ltd	Cameroon	100%	XAF	Wireless solutions
NuRAN Wireless Benin S.A.R.L.U	Benin	100%	XOF	Wireless solutions
NuRAN Wireless Madagascar S.A.R.L.U	Madagascar	100%	MGA	Wireless solutions
NuRAN Wireless Cote d’Ivoire S.A.R.L.U	Ivory Coast	100%	XOF	Wireless solutions
Advance Factoring Inc. (2025)	Canada	100%	CAD	Factoring